Financial instruments - Interest Rate Sensitivity Analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Interest rate sensitivity analysis percentage (as a percent)	0.10%	0.10%	0.10%
Increase (decrease) in profit	$ 0.4	$ (0.5)	$ (0.4)